Post-Employment Obligations - Schedule of Income Statement (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Current service cost		R$ 11	R$ 18	R$ 27
Past service cost		(56)	(4)	(415)
Interest on the actuarial obligation			1,592	1,159
Estimated total expense in 2020 as per actuarial report		(352)	(696)	(302)
Pension Plans And Retirement Supplement Plan [Member]
IfrsStatementLineItems [Line Items]
Current service cost			2	2
Past service cost			(4)
Interest on the actuarial obligation		1,276	1,224	883
Expected return on the assets of the Plan		(1,004)	(941)	(685)
Estimated total expense in 2020 as per actuarial report		272	281	200
Health Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost		11	16	21
Past service cost		(55)
Interest on the actuarial obligation		370	361	232
Estimated total expense in 2020 as per actuarial report		326	377	253
Total [Member]
IfrsStatementLineItems [Line Items]
Current service cost	$ 7	11	18	27
Past service cost		(56)	(4)	(415)
Interest on the actuarial obligation	1,322	1,653	1,592	1,159
Expected return on the assets of the Plan	(842)	(1,004)	(941)	(685)
Estimated total expense in 2020 as per actuarial report	$ 487	604	665	86
Dental Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost				1
Past service cost		(1)
Interest on the actuarial obligation		7	7	5
Estimated total expense in 2020 as per actuarial report		R$ 6	R$ 7	6
Life Insurance Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost				3
Past service cost				(415)
Interest on the actuarial obligation				39
Estimated total expense in 2020 as per actuarial report				R$ (373)